REVENUE - Revenue by customer (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 185,678	$ 260,805
Customers A [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	80,552	122,303
Customers B [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	49,957	64,426
Customers C [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	11,073	36,961
Customers D [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	21,687	21,281
Customers E [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	18,686	13,950
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 3,723	$ 1,884